Taxes - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Deferred tax liabilities:
Opening balances		$ 1,224,647	$ 694,414
Addition		(70,097)	528,499
Exchange realignment		(9,360)	1,734
Ending balances	$ 1,224,647	1,145,190	1,224,647
Deferred tax assets:
Opening balances		1,882,798	502,086
Addition	1,379,074	107,054
Exchange realignment	1,638	(14,912)
Ending balances	1,882,798	1,974,940	1,882,798
Less: valuation allowance	(1,819,641)	(1,895,432)	(1,819,641)
Ending balances	63,157	79,508	63,157
Deferred tax liabilities, net	$ 1,161,490	$ 1,065,682	$ 1,161,490